The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries - Changes in Fair Value (Details)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 12, 2021 USD ($)	Dec. 31, 2022 USD ($) year	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 4,098,000,000		$ 4,059,000,000	$ 4,098,000,000
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		55.00%	100.00%	55.00%	55.00%
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Intangible assets (excluding goodwill), net	1,917,000,000	$ 1,294,000,000		$ 1,917,000,000
Intangible assets (excluding goodwill), Changes	623,000,000
Property, plant and equipment, net	731,000,000	547,000,000		731,000,000
Property, plant and equipment, Changes	184,000,000
Right of use assets	205,000,000	189,000,000		205,000,000
Right of use assets, Changes	17,000,000
Other non-current assets	5,000,000	5,000,000		5,000,000
Other non-current assets, Changes	0
Current assets (excluding cash)	210,000,000	210,000,000		210,000,000
Current assets (excluding cash), Changes	0
Trade receivables	42,000,000	42,000,000		42,000,000
Trade receivables, Changes	0
Cash and cash equivalents	199,000,000	199,000,000		199,000,000
Cash and cash equivalents, Changes	0
Assets Recognised As Of Acquisition Date	3,309,000,000	2,486,000,000		3,309,000,000
Total assets acquired, Changes	823,000,000
Lease liabilities	205,000,000	205,000,000		205,000,000
Lease liabilities, Changes	0
Other debt and financing	417,000,000	417,000,000		417,000,000
Other debt and financing, Changes	0
Other liabilities	281,000,000	281,000,000		281,000,000
Other liabilities, Changes	0
Liabilities Recognised As Of Acquisition Date	903,000,000	903,000,000		903,000,000
Total liabilities assumed, Changes	0
Identifiable assets acquired (liabilities assumed)	2,406,000,000	1,583,000,000		2,406,000,000
Fair value of assets acquired and liabilities assumed, net, Changes	823,000,000
Acquisition price	2,195,000,000	2,195,000,000		2,195,000,000
Purchase consideration, Changes	0
Implied fair value	4,877,000,000	4,877,000,000		4,877,000,000
Implied fair value, Changes	0
Carrying value of investment in joint venture	2,013,000,000	2,013,000,000		2,013,000,000
Carrying value of our investment in joint venture at acquisition date, Changes	0
Goodwill recognised as of acquisition date	1,802,000,000	2,625,000,000		1,802,000,000
Goodwill arising on change of control, Changes	(823,000,000)
Revaluation of previously held interests	670,000,000	670,000,000		670,000,000
Revaluation of previously held interests, Changes	0
Goodwill	2,472,000,000	$ 3,295,000,000		$ 2,472,000,000
Total goodwill, Changes	(823,000,000)
Estimated weighted average useful live, property and equipment			6 years
Guatemala joint ventures | Customer Lists
Disclosure of detailed information about business combination [line items]
Intangible assets (excluding goodwill), Changes	514,000,000
Estimated weighted average useful live, intangible assets			9 years 3 months 18 days
Guatemala joint ventures | Licenses
Disclosure of detailed information about business combination [line items]
Intangible assets (excluding goodwill), Changes	51,000,000
Estimated weighted average useful live, intangible assets			11 years
Guatemala joint ventures | Trademarks
Disclosure of detailed information about business combination [line items]
Intangible assets (excluding goodwill), net			$ 910,000,000
Intangible assets (excluding goodwill), Changes	$ 62,000,000
Telefonia Celular de Nicaragua, S.A. | Remaining Useful Life, Measurement Input | Cost approach | Network Security Equipment and IT Equipment
Disclosure of detailed information about business combination [line items]
Significant Unobservable Input. Asstes, Useful Lives | year			3
Telefonia Celular de Nicaragua, S.A. | Remaining Useful Life, Measurement Input | Cost approach | Minimum | Buildings
Disclosure of detailed information about business combination [line items]
Significant Unobservable Input. Asstes, Useful Lives | year			35
Telefonia Celular de Nicaragua, S.A. | Remaining Useful Life, Measurement Input | Cost approach | Minimum | Fiber Optic Infrastructure
Disclosure of detailed information about business combination [line items]
Significant Unobservable Input. Asstes, Useful Lives | year			12
Telefonia Celular de Nicaragua, S.A. | Remaining Useful Life, Measurement Input | Cost approach | Minimum | Core Network and Other
Disclosure of detailed information about business combination [line items]
Significant Unobservable Input. Asstes, Useful Lives | year			5
Telefonia Celular de Nicaragua, S.A. | Remaining Useful Life, Measurement Input | Cost approach | Maximum | Buildings
Disclosure of detailed information about business combination [line items]
Significant Unobservable Input. Asstes, Useful Lives | year			40
Telefonia Celular de Nicaragua, S.A. | Remaining Useful Life, Measurement Input | Cost approach | Maximum | Fiber Optic Infrastructure
Disclosure of detailed information about business combination [line items]
Significant Unobservable Input. Asstes, Useful Lives | year			15
Telefonia Celular de Nicaragua, S.A. | Remaining Useful Life, Measurement Input | Cost approach | Maximum | Core Network and Other
Disclosure of detailed information about business combination [line items]
Significant Unobservable Input. Asstes, Useful Lives | year			10
Telefonia Celular de Nicaragua, S.A. | Trademarks | Discount rate | Market approach - Market comparable transactions
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.085			0.085
Telefonia Celular de Nicaragua, S.A. | Trademarks | Royalty Rate | Market approach - Market comparable transactions
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.05			0.05
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Discount rate | Market approach - Market comparable transactions
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.10			0.10
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Attrition Rate, Period Average | Income approach - Multi-Period Excess Earnings Method | Mobile Prepaid
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.389			0.389
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Attrition Rate, Period Average | Income approach - Multi-Period Excess Earnings Method | Mobile Postpaid
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.205			0.205
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Attrition Rate, Period Average | Income approach - Multi-Period Excess Earnings Method | B2B
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.13			0.13
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Attrition Rate, Period Average | Income approach - Multi-Period Excess Earnings Method | Home
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.273			0.273
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Attrition Rate, After Period | Income approach - Multi-Period Excess Earnings Method | Mobile Prepaid
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.369			0.369
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Attrition Rate, After Period | Income approach - Multi-Period Excess Earnings Method | Mobile Postpaid
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.166			0.166
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Attrition Rate, After Period | Income approach - Multi-Period Excess Earnings Method | Home
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.279			0.279
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Average Revenue Per User | Income approach - Multi-Period Excess Earnings Method | Mobile Prepaid
Disclosure of detailed information about business combination [line items]
Significant unobservable input. assets, average revenue per user	$ 5.7			$ 5.7
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Average Revenue Per User | Income approach - Multi-Period Excess Earnings Method | Mobile Postpaid
Disclosure of detailed information about business combination [line items]
Significant unobservable input. assets, average revenue per user	28.7			28.7
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Average Revenue Per User | Income approach - Multi-Period Excess Earnings Method | B2B
Disclosure of detailed information about business combination [line items]
Significant unobservable input. assets, average revenue per user	348.4			348.4
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Average Revenue Per User | Income approach - Multi-Period Excess Earnings Method | Home
Disclosure of detailed information about business combination [line items]
Significant unobservable input. assets, average revenue per user	38			38
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Average Revenue Per User, After Period | Income approach - Multi-Period Excess Earnings Method | Mobile Prepaid
Disclosure of detailed information about business combination [line items]
Significant unobservable input. assets, average revenue per user	5.1			5.1
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Average Revenue Per User, After Period | Income approach - Multi-Period Excess Earnings Method | Mobile Postpaid
Disclosure of detailed information about business combination [line items]
Significant unobservable input. assets, average revenue per user	29.8			29.8
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Average Revenue Per User, After Period | Income approach - Multi-Period Excess Earnings Method | B2B
Disclosure of detailed information about business combination [line items]
Significant unobservable input. assets, average revenue per user	383.5			383.5
Telefonia Celular de Nicaragua, S.A. | Customer Lists | Average Revenue Per User, After Period | Income approach - Multi-Period Excess Earnings Method | Home
Disclosure of detailed information about business combination [line items]
Significant unobservable input. assets, average revenue per user	$ 41.1			$ 41.1
Telefonia Celular de Nicaragua, S.A. | Spectrum | Discount rate | Market approach - Market comparable transactions
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.08			0.08